Mining hardware prepayments (Details)		12 Months Ended
	Aug. 01, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) Agreement BusinessDay	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Non-current assets [abstract]
Mining hardware prepayments			$ 158,184,000	$ 75,129,000	$ 0
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate			6.0
Remaining mining hardware prepayments			$ 83,340,000
First Two Purchase Agreement with Bitmain [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate			4.3
Third Purchase Agreement with Bitmain [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate			10
Third Purchase Agreement with Bitmain [Member] | Subsequent Events [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate	6.0
Additional operating capacity hash rate	1.7
Mining Hardware [Member]
Non-current assets [abstract]
Mining hardware prepayments			$ 158,184,000
Mining Hardware Prepayments [Abstract]
Number of binding hardware purchase agreements | Agreement			3
Operating capacity hash rate			4.3
Remaining mining hardware prepayments			$ 83,340,000
Mining Hardware [Member] | Forecast [Member]
Non-current assets [abstract]
Mining hardware prepayments		$ 76,133,000
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate		6.0
Mining Hardware [Member] | Subsequent Events [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate	6.0
Remaining mining hardware prepayments	$ 82,051,000
Mining Hardware [Member] | First Two Purchase Agreement with Bitmain [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate			4.3
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate			10
Hardware purchase agreement			$ 400,000,000
Percentage of purchase price			25.00%
Percentage of purchase price liable for reasonable, non-penalty liquidated damages			20.00%
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member] | Minimum [Member]
Mining Hardware Prepayments [Abstract]
Number of business days prior to the relevant deadline | BusinessDay			5
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member] | Subsequent Events [Member]
Mining Hardware Prepayments [Abstract]
Operating capacity hash rate	6.0
Additional operating capacity hash rate	1.7